Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of funds and pension plans of senior management (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) employees	Jun. 30, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Number of senior managers who ceased in their functions | employees	0
Senior management
Disclosure of transactions between related parties [line items]
Pension funds: Endowments and/or contributions	€ 2,808	€ 2,917
Pension funds: Accumulated rights	56,222	57,372
Remunerations received as endowments and/or contributions to pension funds by members of the senior management who ceased in their functions		195
Retired senior management
Disclosure of transactions between related parties [line items]
Pension funds: Accumulated rights	€ 113,060	€ 132,597